Supplemental Cash Flow Information - Schedule of Cash, Cash Equivalents, and Restricted Cash - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 365,251	$ 180,512
Restricted Cash - Current	(691)	(3,714)
Restricted Cash - long-term	0	(3,135)
Cash, cash equivalents, and restricted cash	365,942	187,361
Leased assets obtained in exchange for new operating lease liabilities	$ 68,536	$ 42,911